CONVERTIBLE NOTES - Key assumptions used in determining fair value of Series Pre-A Note (Details) - Series Pre-A Note	Dec. 31, 2021
Risk-free interest rate
EXCHANGEABLE NOTES
Measurement input	0.0228
Probability of conversion
EXCHANGEABLE NOTES
Measurement input	0.7500
Bond yields
EXCHANGEABLE NOTES
Measurement input	0.0589